Concentrations (Details) - Net revenues [Member] ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2020 USD ($)		Jun. 30, 2020 CNY (¥)		Jun. 30, 2019 CNY (¥)		Jun. 30, 2018 CNY (¥)
Total net revenues | ¥				¥ 77,414		¥ 133,117		¥ 120,163
Net revenues, percentage		59.80%		59.80%		65.50%		72.50%
US$ [Member]
Total net revenues | $		$ 10,957
Company A [Member]
Total net revenues | ¥					[1]	¥ 109,130		¥ 47,856
Net revenues, percentage			[1]		[1]	53.70%		28.90%
Company A [Member] | US$ [Member]
Total net revenues | $	[1]
Company B [Member]
Total net revenues | ¥					[1]		[1]	¥ 44,452
Net revenues, percentage			[1]		[1]		[1]	26.80%
Company B [Member] | US$ [Member]
Total net revenues | $	[1]
Company C [Member]
Total net revenues | ¥					[1]		[1]	¥ 27,855
Net revenues, percentage			[1]		[1]		[1]	16.80%
Company C [Member] | US$ [Member]
Total net revenues | $	[1]
Company E [Member]
Total net revenues | ¥				¥ 45,921			[1]		[1]
Net revenues, percentage		35.50%		35.50%
Company E [Member] | US$ [Member]
Total net revenues | $		$ 6,500
Company G [Member]
Total net revenues | ¥				¥ 14,703		¥ 23,987			[1]
Net revenues, percentage		11.30%		11.30%		11.80%
Company G [Member] | US$ [Member]
Total net revenues | $		$ 2,081
Company H [Member]
Total net revenues | ¥				¥ 16,790			[1]		[1]
Net revenues, percentage		13.00%		13.00%
Company H [Member] | US$ [Member]
Total net revenues | $		$ 2,376

[1]	represented less than 10% of total net revenues for the year ended.